Summary of Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Unsecured amount payable payment period	30 days	30 days
Revenue	$ 25		$ 125	$ 108
Percentage of cash amount equal to eligible research and development expenditures	43.50%	43.50%
Fair value gain/(loss) on derivatives - investor options	$ 28,283		(11,224)	$ 0
Derrivative financial liabilities - investor options	$ 0		$ 24,840
Australian Domiciled Subsidiary
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in subsidiary	100.00%	100.00%
Leasehold Improvements
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Useful economic lives	8 years	8 years
Bottom of Range | Equipment and Furniture
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Useful economic lives	3 years	3 years
Top of Range | Research and Development Tax Incentive Scheme
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Revenue		$ 20,000,000
Top of Range | Equipment and Furniture
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Useful economic lives	10 years	10 years